Subsequent Events (Details Narrative)												1 Months Ended
	Sep. 18, 2025 USD ($) $ / shares shares	Aug. 22, 2025 USD ($) shares	Aug. 07, 2025	Jul. 25, 2025 USD ($)	Jul. 24, 2025 USD ($) shares	Mar. 25, 2025 USD ($) shares	Mar. 17, 2025 shares	Feb. 21, 2025 shares	Feb. 20, 2025	Feb. 11, 2025	Feb. 04, 2025 shares	Jun. 30, 2025 $ / shares shares	Jul. 24, 2025 £ / shares	Jul. 24, 2025 $ / shares
Subsequent Event [Line Items]
Ordinary shares issued, shares | shares								0
BlueDot [Member]
Subsequent Event [Line Items]
Effective date of acquisition							Mar. 17, 2025		Feb. 20, 2025
Business acquisition, shares issued / issuable | shares							1,941,111				819,737
GroupBy [Member]
Subsequent Event [Line Items]
Effective date of acquisition										Mar. 25, 2025
Business acquisition, shares issued / issuable | shares						3,999,902
Debt | $						$ 12,300,000
GroupBy [Member] | Subscription Letter [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares						5,857,143						5,857,143
Price per share | $ / shares												$ 3.08
Debt | $						$ 12,300,000
WAB [Member] | GroupBy [Member] | Subscription Letter [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares												5,857,143
Debt | $						$ 12,300,000
Subsequent Event [Member] | Registered Offering [Member] | Warrants [Member]
Subsequent Event [Line Items]
Warrants exercisable | shares	5,000,000
Warrant exercise price | $ / shares	$ 3
Subsequent Event [Member] | Registered Offering [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares issued, shares | shares	5,000,000
Gross procceds | $	$ 15,000,000
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares					20,000,000
Price per share | $ / shares														$ 2.5
Common stock, par value | £ / shares													£ 0.0001
Proceeds from Issuance of Private Placement | $				$ 50,000,000
Subsequent Event [Member] | Placement Agent Agreement [Member]
Subsequent Event [Line Items]
Legal fees and other out-of-pocket expenses | $					$ 120,000
Percentage of eligible credit to the company													3.50%	3.50%
Percentage of aggregate gross proceeds													7.00%	7.00%
Non-accountable expenses | $					$ 10,000
Subsequent Event [Member] | ViSenze PTE Ltd [Member]
Subsequent Event [Line Items]
Effective date of acquisition			Aug. 07, 2025
Subsequent Event [Member] | WAB [Member] | Subscription Letter [Member]
Subsequent Event [Line Items]
Proceeds from sale of ordinary shares | $		$ 17,955,271
Business acquisition, shares issued / issuable returned | $		$ 5,655,271
Subsequent Event [Member] | WAB [Member] | GroupBy [Member] | Subscription Letter [Member]
Subsequent Event [Line Items]
Business acquisition, shares issued / issuable | shares		5,857,143